FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Disclosure of capital structure
The capital structure of Brookfield Infrastructure consists of debt, offset by cash and cash equivalents, and partnership capital comprised of issued capital and accumulated gains.

US$ MILLIONS	2020	2019
Corporate borrowings	$3,158	$2,475
Non-recourse borrowings	20,020	18,544
Subsidiary and corporate borrowings	23,178	21,019
Preferred shares	20	20
Cash and cash equivalents(1)	(1,393)	(969)
Net debt	21,805	20,070
Total partnership capital	21,673	22,177
Total capital and net debt	$43,478	$42,247
Net debt to capitalization ratio	50%	48%

(1)Includes marketable securities.

Disclosure of liquidity management
Brookfield Infrastructure’s corporate liquidity as at December 31 was as follows:

US$ MILLIONS(1)	2020	2019
Corporate cash and financial assets	$464	$273
Availability under committed credit facilities(2)	3,475	2,475
Draws on credit facility	(1,131)	(820)
Deposit from parent	(545)	—
Commitments under credit facility	(63)	(54)
Corporate liquidity	$2,200	$1,874

(1)Liquidity managed by Brookfield Infrastructure L.P. and affiliated corporate entities.
(2)Includes a $1.975 billion committed corporate credit facility, a $500 million credit facility with Brookfield and an incremental $1.0 billion syndicated revolving credit facility. Refer to Note 19, Borrowings, for further details.

Disclosure of maturity analysis for financial liabilities
The following tables detail the contractual maturities for Brookfield Infrastructure’s financial liabilities. The tables reflect the undiscounted cash flows of financial liabilities based on the earliest date on which Brookfield Infrastructure can be required to pay. The tables include both interest and principal cash flows:

	Less than 1 year	1-2 years	2-5 years	5+ years	Total contractual cash flows
December 31, 2020
US$ MILLIONS
Accounts payable and other liabilities	$2,346	$27	$71	$301	$2,745
Corporate borrowings	—	—	1,681	1,492	3,173
Non-recourse borrowings(1)	1,052	881	8,336	9,908	20,177
Financial liabilities	696	1,138	350	1,190	3,374
Lease liabilities	279	247	647	3,685	4,858

Interest Expense:
Corporate borrowings	72	72	163	170	477
Non-recourse borrowings	853	811	1,970	2,592	6,226

(1)As of December 31, 2020, approximately $540 million of debt was in breach of asset-level financial covenants. We anticipate being able to refinance or obtain waivers from our financial institutions and accordingly presented the debt in the contractually obligated year of maturity.

	Less than 1 year	1-2 years	2-5 years	5+ years	Total contractual cash flows
December 31, 2019
US$ MILLIONS
Accounts payable and other liabilities	$1,626	$29	$31	$187	$1,873
Corporate borrowings	—	—	1,705	770	2,475
Non-recourse borrowings	1,405	1,019	7,110	9,142	18,676
Financial liabilities	327	293	1,080	473	2,173
Lease liabilities	223	194	475	1,903	2,795

Interest Expense:
Corporate borrowings	74	74	165	123	436
Non-recourse borrowings	715	660	1,762	2,483	5,620

Disclosure of sensitivity analysis for interest rate and foreign exchange risk
The sensitivity analyses below reflect Brookfield Infrastructure’s exposure to interest rates for both derivative and non-derivative instruments at the reporting date, assuming that a 10 basis point increase or decrease in rates takes place at the beginning of the financial year and is held constant throughout the reporting period. The sensitivity analyses assume a 10 basis point change to reflect the current methodology employed by Brookfield Infrastructure in assessing interest rate risk. Such parallel shift in the yield curve by 10 basis points would have had the following impact, assuming all other variables were held constant:

	2020		2019		2018
US$ MILLIONS	10 bp decrease	10 bp increase	10 bp decrease	10 bp increase	10 bp decrease	10 bp increase
Net income	$1	$(1)	$1	$(1)	$1	$(1)
Other comprehensive income (loss)	(1)	1	(2)	2	(2)	2
The following tables detail Brookfield Infrastructure’s sensitivity to a 10% increase and decrease in the U.S. dollar against the relevant foreign currencies, with all other variables held constant as at reporting date. 10% is the sensitivity rate used when reporting foreign currency risk internally. The sensitivity analysis is performed as follows:
•Outstanding foreign currency denominated monetary items (excluding foreign exchange derivative contracts) are adjusted at period end for a 10% change in foreign currency rates from the rate at which they are translated;
•Foreign currency derivative contracts are measured as the change in fair value of the derivative as a result of a 10% change in the spot currency rate; and
•The impact on net income results from performing a sensitivity of a 10% change in foreign exchange rates applied to the profit or loss contribution from foreign operations (after considering the impact of foreign exchange derivative contracts).

	Impact on Net Income
	2020		2019		2018
US$ MILLIONS	-10%	10%	-10%	10%	-10%	10%
USD/AUD	$4	$(4)	$4	$(4)	$(20)	$20
USD/EUR	2	(2)	—	—	(19)	19
USD/GBP	5	(5)	7	(7)	(11)	11
USD/CLP	(1)	1	—	—	(3)	3
USD/COP	1	(1)	1	(1)	1	(1)
USD/BRL	15	(15)	18	(18)	10	(10)
USD/CAD	4	(4)	1	(1)	(2)	2
USD/INR	(3)	3	(2)	2	(1)	1
USD/NZD	(1)	1	—	—	—	—

	Impact on Partnership Capital
	2020		2019
US$ MILLIONS	-10%	10%	-10%	10%
USD/AUD	$70	$(70)	$12	$(12)
USD/EUR	14	(14)	—	—
USD/GBP	105	(105)	—	—
USD/CLP	(5)	5	(24)	24
USD/COP	8	(8)	2	(2)
USD/BRL	158	(158)	227	(227)
USD/CAD	1	(1)	—	—
USD/PEN	10	(10)	11	(11)
USD/INR	58	(58)	27	(27)

Disclosure of foreign currency exposure
The tables below set out Brookfield Infrastructure’s currency exposure at December 31, 2020 and 2019:

2020
US$ MILLIONS	USD	AUD	GBP	BRL	CLP	CAD	EUR	COP	PEN	INR	NZD & Other	Total
Assets:
Current assets	$805	$314	$471	$420	$126	$492	$145	$216	$105	$573	$44	$3,711
Non-current assets	14,313	4,042	8,939	5,210	834	9,334	903	1,256	1,247	10,979	563	57,620
	$15,118	$4,356	$9,410	$5,630	$960	$9,826	$1,048	$1,472	$1,352	$11,552	$607	$61,331
Liabilities:
Current liabilities	$1,875	$446	$877	$214	$125	$602	$24	$246	$438	$620	$57	$5,524
Non-current liabilities	10,887	1,842	4,939	2,970	1,148	4,994	118	478	212	6,389	157	34,134
	12,762	2,288	5,816	3,184	1,273	5,596	142	724	650	7,009	214	39,658
Non-controlling interest—in operating subsidiaries and preferred unitholders	5,186	488	726	871	(335)	4,020	—	636	591	2,901	—	15,084
Non-controlling interest—Redeemable Partnership Units held by Brookfield	(725)	405	734	403	6	54	232	29	28	420	101	1,687
Non-controlling interest—BIPC exchangeable shares	(275)	153	278	153	2	20	88	11	11	159	38	638
Non-controlling interest—Exchange LP	(5)	3	5	3	—	—	2	—	—	3	1	12
Net investment attributable to limited partners and general partner	$(1,825)	$1,019	$1,851	$1,016	$14	$136	$584	$72	$72	$1,060	$253	$4,252

2019
US$ MILLIONS	USD	AUD	GBP	BRL	CLP	CAD	EUR	COP	PEN	INR	NZD & Other	Total
Assets:
Current assets	$1,232	$1,914	$430	$456	$95	$316	$23	$971	$122	$231	$51	$5,841
Non-current assets	14,594	5,488	7,195	6,889	821	8,541	764	1,166	1,337	3,143	529	50,467
	$15,826	$7,402	$7,625	$7,345	$916	$8,857	$787	$2,137	$1,459	$3,374	$580	$56,308
Liabilities:
Current liabilities	$1,345	$1,530	$749	$211	$68	$456	$24	$724	$19	$265	$48	$5,439
Non-current liabilities	8,908	3,703	4,211	3,448	1,112	4,639	73	314	683	1,482	119	28,692
	10,253	5,233	4,960	3,659	1,180	5,095	97	1,038	702	1,747	167	34,131
Non-controlling interest—in operating subsidiaries and preferred unitholders	5,704	475	754	1,414	(320)	4,066	—	957	638	1,360	—	15,048
Non-controlling interest—Redeemable Partnership Units held by Brookfield	(37)	485	547	650	16	(87)	197	41	34	76	117	2,039
Non-controlling interest—Exchange LP	—	4	5	6	—	(1)	2	—	—	1	1	18
Net investment attributable to limited partners and general partner	$(94)	$1,205	$1,359	$1,616	$40	$(216)	$491	$101	$85	$190	$295	$5,072
The following tables detail Brookfield Infrastructure’s sensitivity to a 10% increase and decrease in the U.S. dollar against the relevant foreign currencies, with all other variables held constant as at reporting date. 10% is the sensitivity rate used when reporting foreign currency risk internally. The sensitivity analysis is performed as follows:
•Outstanding foreign currency denominated monetary items (excluding foreign exchange derivative contracts) are adjusted at period end for a 10% change in foreign currency rates from the rate at which they are translated;
•Foreign currency derivative contracts are measured as the change in fair value of the derivative as a result of a 10% change in the spot currency rate; and
•The impact on net income results from performing a sensitivity of a 10% change in foreign exchange rates applied to the profit or loss contribution from foreign operations (after considering the impact of foreign exchange derivative contracts).

	Impact on Net Income
	2020		2019		2018
US$ MILLIONS	-10%	10%	-10%	10%	-10%	10%
USD/AUD	$4	$(4)	$4	$(4)	$(20)	$20
USD/EUR	2	(2)	—	—	(19)	19
USD/GBP	5	(5)	7	(7)	(11)	11
USD/CLP	(1)	1	—	—	(3)	3
USD/COP	1	(1)	1	(1)	1	(1)
USD/BRL	15	(15)	18	(18)	10	(10)
USD/CAD	4	(4)	1	(1)	(2)	2
USD/INR	(3)	3	(2)	2	(1)	1
USD/NZD	(1)	1	—	—	—	—

	Impact on Partnership Capital
	2020		2019
US$ MILLIONS	-10%	10%	-10%	10%
USD/AUD	$70	$(70)	$12	$(12)
USD/EUR	14	(14)	—	—
USD/GBP	105	(105)	—	—
USD/CLP	(5)	5	(24)	24
USD/COP	8	(8)	2	(2)
USD/BRL	158	(158)	227	(227)
USD/CAD	1	(1)	—	—
USD/PEN	10	(10)	11	(11)
USD/INR	58	(58)	27	(27)